Due From/To Brokers	12 Months Ended
Dec. 31, 2013
Due From/To Brokers [Abstract]
Due From/To Brokers

4.       DUE FROM/to BROKERS

At December 31, 2013 and 2012, due from and due to brokers balances in the Statements of Financial Condition include net cash receivable from each broker and net cash payable to each broker, respectively.